OTHER CURRENT ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Miscellaneous Current Assets and Liabilities [Abstract]
OTHER CURRENT ASSETS AND LIABILITIES	OTHER CURRENT ASSETS AND LIABILITIES
The details of other current assets as of December 31, 2024 and December 31, 2023 were as follows:

	2024	2023

Value added tax receivable	$1,722,404	$2,207,983
Prepaid insurance	533,915	181,528
Other	512,790	402,082
Total	$2,769,109	$2,791,593
The details of other current liabilities as of December 31, 2024 and December 31, 2023 were as follows:

	2024	2023

Distributions payable to non-controlling interests	$380,950	$—
Deferred revenue	259,983	299,729
Other	—	50,000
Total	$640,933	$349,729

OTHER CURRENT ASSETS AND LIABILITIES	OTHER CURRENT ASSETS AND LIABILITIES
The details of other current assets as of December 31, 2024 and December 31, 2023 were as follows:

	2024	2023

Value added tax receivable	$1,722,404	$2,207,983
Prepaid insurance	533,915	181,528
Other	512,790	402,082
Total	$2,769,109	$2,791,593
The details of other current liabilities as of December 31, 2024 and December 31, 2023 were as follows:

	2024	2023

Distributions payable to non-controlling interests	$380,950	$—
Deferred revenue	259,983	299,729
Other	—	50,000
Total	$640,933	$349,729